UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIOS OF INVESTMENTS
1ST QUARTER
USAA TARGET RETIREMENT FUNDS
MARCH 31, 2013

                                                                      (Form N-Q)

88215-0513                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
March 31, 2013 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (32.0%)
  271,339     USAA Aggressive Growth Fund                              $     9,714
  563,072     USAA Emerging Markets Fund                                     9,916
  528,110     USAA Growth Fund                                               9,759
  655,012     USAA Income Stock Fund                                         9,832
1,039,435     USAA International Fund                                       27,857
  448,222     USAA Precious Metals and Minerals Fund                         9,852
  638,763     USAA Real Return Fund                                          6,758
  439,652     USAA S&P 500 Index Fund                                        9,835
  582,553     USAA Small Cap Stock Fund                                      9,810
  598,987     USAA Value Fund                                                9,925
                                                                       -----------
              Total Equity Mutual Funds (cost: $92,159)                    113,258
                                                                       -----------
              FIXED-INCOME MUTUAL FUNDS (66.0%)
6,888,715     USAA Income Fund                                              93,135
6,356,919     USAA Intermediate-Term Bond Fund                              70,435
7,567,405     USAA Short-Term Bond Fund                                     70,301
                                                                       -----------
              Total Fixed-Income Mutual Funds (cost: $218,046)             233,871
                                                                       -----------
              MONEY MARKET INSTRUMENTS (1.9%)

              MONEY MARKET FUNDS (1.9%)

6,886,849     State Street Institutional Liquid Reserve Fund,
                 0.13% (a)(cost: $6,887)                                     6,887
                                                                       -----------

              TOTAL INVESTMENTS (COST: $317,092)                       $   354,016
                                                                       ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                            QUOTED PRICES          OTHER          SIGNIFICANT
                                              IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                               MARKETS          OBSERVABLE           INPUTS
                                            FOR IDENTICAL         INPUTS
ASSETS                                          ASSETS                                                  TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $     113,258       $        --       $        --      $  113,258
Fixed-Income Mutual Funds                         233,871                --                --         233,871
Money Market Instruments:
  Money Market Funds                                6,887                --                --           6,887
-------------------------------------------------------------------------------------------------------------
Total                                       $     354,016       $        --       $        --      $  354,016
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through March 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

1  | USAA Target Retirement Income Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2020 FUND
March 31, 2013 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (44.1%)
   657,670    USAA Aggressive Growth Fund                              $    23,545
 1,364,421    USAA Emerging Markets Fund                                    24,027
 1,268,092    USAA Growth Fund                                              23,434
 1,591,617    USAA Income Stock Fund                                        23,890
 2,499,653    USAA International Fund                                       66,991
   626,439    USAA Precious Metals and Minerals Fund                        13,769
 1,065,749    USAA Real Return Fund                                         11,276
 1,065,568    USAA S&P 500 Index Fund                                       23,837
 1,385,896    USAA Small Cap Stock Fund                                     23,339
 1,454,033    USAA Value Fund                                               24,093
                                                                       -----------
              Total Equity Mutual Funds (cost: $201,977)                   258,201
                                                                       -----------
              FIXED-INCOME MUTUAL FUNDS (53.7%)
 3,917,490    USAA High Income Fund                                         34,787
 8,022,740    USAA Income Fund                                             108,467
 8,017,404    USAA Intermediate-Term Bond Fund                              88,833
 8,905,571    USAA Short-Term Bond Fund                                     82,733
                                                                       -----------
              Total Fixed-Income Mutual Funds (cost: $285,843)             314,820
                                                                       -----------
              MONEY MARKET INSTRUMENTS (2.2%)

              MONEY MARKET FUNDS (2.2%)

12,825,142    State Street Institutional Liquid Reserve Fund,
                 0.13% (a)(cost: $12,825)                                   12,825
                                                                       -----------

              TOTAL INVESTMENTS (COST: $500,645)                       $   585,846
                                                                       ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                            QUOTED PRICES          OTHER          SIGNIFICANT
                                              IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                               MARKETS          OBSERVABLE           INPUTS
                                            FOR IDENTICAL         INPUTS
ASSETS                                          ASSETS                                                  TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $     258,201       $        --       $         --     $  258,201
Fixed-Income Mutual Funds                         314,820                --                 --        314,820
Money Market Instruments:
  Money Market Funds                               12,825                --                 --         12,825
-------------------------------------------------------------------------------------------------------------
Total                                       $     585,846       $        --       $         --     $  585,846
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through March 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

2  | USAA Target Retirement 2020 Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2030 FUND
March 31, 2013 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (62.5%)
 1,546,909    USAA Aggressive Growth Fund                              $    55,379
 3,220,392    USAA Emerging Markets Fund                                    56,711
 3,011,367    USAA Growth Fund                                              55,650
 3,740,634    USAA Income Stock Fund                                        56,147
 5,953,075    USAA International Fund                                      159,542
 1,004,780    USAA Precious Metals and Minerals Fund                        22,085
 1,678,412    USAA Real Return Fund                                         17,758
 2,506,492    USAA S&P 500 Index Fund                                       56,070
 3,331,467    USAA Small Cap Stock Fund                                     56,102
 3,420,737    USAA Value Fund                                               56,682
                                                                       -----------
              Total Equity Mutual Funds (cost: $467,758)                   592,126
                                                                       -----------
              FIXED-INCOME MUTUAL FUNDS (35.0%)
 6,169,528    USAA High Income Fund                                         54,785
 7,709,104    USAA Income Fund                                             104,227
 8,316,599    USAA Intermediate-Term Bond Fund                              92,148
 8,668,636    USAA Short-Term Bond Fund                                     80,532
                                                                       -----------
              Total Fixed-Income Mutual Funds (cost: $299,417)             331,692
                                                                       -----------
              MONEY MARKET INSTRUMENTS (2.5%)

              MONEY MARKET FUNDS (2.5%)

24,048,294    State Street Institutional Liquid Reserve Fund,
                 0.13% (a)(cost: $24,048)                                   24,048
                                                                       -----------

              TOTAL INVESTMENTS (COST: $791,223)                       $   947,866
                                                                       ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                            QUOTED PRICES          OTHER          SIGNIFICANT
                                              IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                               MARKETS          OBSERVABLE           INPUTS
                                            FOR IDENTICAL         INPUTS
ASSETS                                          ASSETS                                                  TOTAL
-------------------------------------------------------------------------------------------------------------

Equity Mutual Funds                         $     592,126       $        --       $         --     $  592,126
Fixed-Income Mutual Funds                         331,692                --                 --        331,692
Money Market Instruments:
  Money Market Funds                              24,048                 --                 --         24,048
-------------------------------------------------------------------------------------------------------------
Total                                       $     947,866       $        --       $         --    $   947,866
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through March 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

3  | USAA Target Retirement 2030 Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2040 FUND
March 31, 2013 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (78.8%)
  1,971,098   USAA Aggressive Growth Fund                              $    70,565
  4,104,199   USAA Emerging Markets Fund                                    72,275
  3,824,199   USAA Growth Fund                                              70,671
  4,770,299   USAA Income Stock Fund                                        71,602
  7,658,006   USAA International Fund                                      205,235
    996,483   USAA Precious Metals and Minerals Fund                        21,903
  1,650,755   USAA Real Return Fund                                         17,465
  3,193,945   USAA S&P 500 Index Fund                                       71,449
  4,234,154   USAA Small Cap Stock Fund                                     71,303
  4,351,504   USAA Value Fund                                               72,104
                                                                       -----------
              Total Equity Mutual Funds (cost: $590,081)                   744,572
                                                                       -----------
              FIXED-INCOME MUTUAL FUNDS (18.7%)
  6,139,423   USAA High Income Fund                                         54,518
  2,984,818   USAA Income Fund                                              40,355
  4,227,331   USAA Intermediate-Term Bond Fund                              46,839
  3,709,390   USAA Short-Term Bond Fund                                     34,460
                                                                       -----------
              Total Fixed-Income Mutual Funds (cost: $161,445)             176,172
                                                                       -----------
              MONEY MARKET INSTRUMENTS (2.5%)

              MONEY MARKET FUNDS (2.5%)
23,226,801    State Street Institutional Liquid Reserve Fund,
                 0.13% (a)(cost: $23,227)                                   23,227
                                                                       -----------

              TOTAL INVESTMENTS (COST: $774,753)                       $   943,971
                                                                       ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                            QUOTED PRICES          OTHER          SIGNIFICANT
                                              IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                               MARKETS          OBSERVABLE           INPUTS
                                            FOR IDENTICAL         INPUTS
ASSETS                                          ASSETS                                                  TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $     744,572       $        --       $         --     $  744,572
Fixed-Income Mutual Funds                         176,172                --                 --        176,172
Money Market Instruments:
  Money Market Funds                               23,227                --                 --         23,227
-------------------------------------------------------------------------------------------------------------
Total                                       $     943,971 $              --$                --     $  943,971
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through March 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

4  | USAA Target Retirement 2040 Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2050 Fund
March 31, 2013 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES     SECURITY                                                       (000)
----------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (85.7%)
   988,346    USAA Aggressive Growth Fund                              $    35,383
 2,320,745    USAA Emerging Markets Fund                                    40,868
 1,926,156    USAA Growth Fund                                              35,595
 2,514,928    USAA Income Stock Fund                                        37,749
 3,949,494    USAA International Fund                                      105,846
   465,740    USAA Precious Metals and Minerals Fund                        10,237
   773,420    USAA Real Return Fund                                          8,183
 1,605,563    USAA S&P 500 Index Fund                                       35,917
 2,128,569    USAA Small Cap Stock Fund                                     35,845
 2,182,484    USAA Value Fund                                               36,164
                                                                       -----------
              Total Equity Mutual Funds (cost: $304,125)                   381,787
                                                                       -----------
              FIXED-INCOME MUTUAL FUNDS (11.0%)
 1,416,213    USAA High Income Fund                                         12,576
   842,760    USAA Income Fund                                              11,394
 1,246,487    USAA Intermediate-Term Bond Fund                              13,811
 1,190,731    USAA Short-Term Bond Fund                                     11,062
                                                                       -----------
              Total Fixed-Income Mutual Funds (cost: $48,192)               48,843
                                                                       -----------
              MONEY MARKET INSTRUMENTS (3.3%)

              MONEY MARKET FUNDS (3.3%)
14,814,746    State Street Institutional Liquid Reserve Fund,
                 0.13% (a)(cost: $14,815)                                   14,815
                                                                       -----------

              TOTAL INVESTMENTS (COST: $367,132)                       $   445,445
                                                                       ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                              (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                            QUOTED PRICES          OTHER          SIGNIFICANT
                                              IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                               MARKETS          OBSERVABLE           INPUTS
                                            FOR IDENTICAL         INPUTS
ASSETS                                          ASSETS                                                  TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Mutual Funds                         $     381,787       $        --       $         --     $  381,787
Fixed-Income Mutual Funds                          48,843                --                 --         48,843
Money Market Instruments:
  Money Market Funds                               14,815                --                 --         14,815
-------------------------------------------------------------------------------------------------------------
Total                                       $     445,445 $              --       $         --     $  445,445
-------------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through March 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Target Retirement 2050 Fund

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

March 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050 Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

================================================================================

6  | USAA Target Retirement Funds

================================================================================

2. The underlying USAA Funds have specific valuation procedures. Securities held by an underlying USAA Fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. NEW ACCOUNTING PRONOUNCEMENTS -- OFFSETTING ASSETS AND LIABILITIES --
In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210):
Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The

================================================================================

7  | USAA Target Retirement Funds

================================================================================

Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

D. As of March 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. As of March 31, 2013, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), were as follows (in thousands):

                               Target Income     Target 2020      Target 2030     Target 2040    Target 2050
------------------------------------------------------------------------------------------------------------
Unrealized appreciation              $39,576         $89,240         $163,148        $175,430        $81,210
Unrealized depreciation                2,652           4,039            6,505           6,212          2,897
------------------------------------------------------------------------------------------------------------
Net                                  $36,924         $85,201         $156,643        $169,218        $78,313
------------------------------------------------------------------------------------------------------------

E. The portfolio of investments category percentages shown represent the percentages of the ainvestments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. As of March 31, 2013, net assets were as follows (in thousands):

                               Target Income     Target 2020      Target 2030     Target 2040    Target 2050
------------------------------------------------------------------------------------------------------------
Net assets                          $354,383        $585,944         $947,631        $944,370       $445,525

F. TRANSACTIONS WITH AFFILIATED FUNDS -- The following tables provide details related to each Fund's investment in the underlying USAA funds as of March 31, 2013 (in thousands):

Target Income:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2012     03/31/2013
----------------------             --------     --------     --------     ---------     ----------     ----------
Aggressive Growth                        $-           $-           $-            $-         $8,911        $9,714
Emerging Markets                          -            -            -             -          9,899         9,916
Growth                                    -            -            -             -          8,899         9,759
Income                                3,902            -          625             -         88,895        93,135
Income Stock                             42            -           42             -          8,863         9,832
Intermediate-Term Bond                2,494            -          758             -         67,504        70,435
International                             -           31            -             -         27,035        27,857
Precious Metals and Minerals          1,551            -            -             -         10,156         9,852
Real Return                              42            -           42             -          6,685         6,758
S&P 500 Index                            52            -           52             -          8,895         9,835
Short-Term Bond                       2,769            -          384             -         67,459        70,301
Small Cap Stock                           -           43            -             2          8,837         9,810
Value                                     -            -            -             -          8,919         9,925

Target 2020:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2012     03/31/2013
----------------------             --------     --------     --------     ---------     ----------     ----------
Aggressive Growth                        $-           $-           $-            $-        $21,598       $23,545
Emerging Markets                          -           42            -            (7)        24,027        24,027
Growth                                    -          196            -            19         21,551        23,434
High Income                             491            -          491             -         33,443        34,787
Income                                1,621          735          738             3        107,178       108,467
Income Stock                            102            -          102             -         21,538        23,890
Intermediate-Term Bond                6,265            -          933             -         82,023        88,833
International                             -          244            -             4         65,181        66,991
Precious Metals and Minerals              -            -            -             -         16,876        13,769
Real Return                              70            -           70             -         11,153        11,276

================================================================================

                                         Notes to Portfolios of Investments |  8

================================================================================

S&P 500 Index                           125               -       125             -         21,559        23,837
Short-Term Bond                         789               -       461             -         81,856        82,733
Small Cap Stock                           -             118         -             8         21,039        23,339
Value                                     -              24         -             1         21,673        24,093

Target 2030:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2012     03/31/2013
----------------------             --------     --------     --------     ---------     ----------     ----------
Aggressive Growth                       $-            $-           $-            $-        $50,800       $55,379
Emerging Markets                         -             -            -             -         56,614        56,711
Growth                                   -             -            -             -         50,742        55,650
High Income                            774             -          774             -         52,669        54,785
Income                               3,124             -          708             -        100,716       104,227
Income Stock                           239             -          239             -         50,618        56,147
Intermediate-Term Bond              12,650             -          924             -         78,948        92,148
International                          762             -            -             -        153,902       159,542
Precious Metals and Minerals           353             -            -             -         26,708        22,085
Real Return                            110           404          110             -         17,565        17,758
S&P 500 Index                          295             -          295             -         50,713        56,070
Short-Term Bond                      1,973             -          450             -         78,875        80,532
Small Cap Stock                          -             -            -             -         50,305        56,102
Value                                    -             -            -             -         50,935        56,682

Target 2040:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2012     03/31/2013
----------------------             --------     --------     --------     ---------     ----------     ----------
Aggressive Growth                       $-            $-           $-            $-        $64,731       $70,565
Emerging Markets                         -             -            -             -         72,152        72,275
Growth                                   -           236            -             9         64,661        70,671
High Income                          1,357             -          770             -         51,829        54,518
Income                               1,129             -          274             -         39,076        40,355
Income Stock                           385             -          305             -         64,473        71,602
Intermediate-Term Bond              12,954             -          412             -         33,629        46,839
International                        2,046             -            -             -        196,922       205,235
Precious Metals and Minerals           504             -            -             -         26,330        21,903
Real Return                            108             -          108             -         17,275        17,465
S&P 500 Index                          376             -          376             -         64,621        71,449
Short-Term Bond                        852             -          192             -         33,571        34,460
Small Cap Stock                          -             -            -             -         63,936        71,303
Value                                    -             -            -             -         64,794        72,104

Target 2050:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2012     03/31/2013
----------------------             --------     --------     --------     ---------     ----------     ----------
Aggressive Growth                       $36           $-           $-            $-        $32,422       $35,383
Emerging Markets                      4,503            -            -             -         36,314        40,868
Growth                                   99            -            -             -         32,359        35,595
High Income                             395            -          178             -         11,874        12,576
Income                                  426            -           77             -         10,926        11,394
Income Stock                          1,959            -          161             -         32,351        37,749
Intermediate-Term Bond                3,048            -          132             -         10,681        13,811
International                         2,686            -            -             -         99,961       105,846
Precious Metals and Minerals            529            -            -             -         12,007        10,237
Real Return                             225            -           50             -          7,920         8,183
S&P 500 Index                           275            -          189             -         32,400        35,917
Short-Term Bond                         395            -           62             -         10,655        11,062
Small Cap Stock                           -            -            -             -         32,141        35,845
Value                                    42            -            -             -         32,456        36,164

================================================================================

9  | USAA Target Retirement Funds

================================================================================

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at March 31, 2013.

================================================================================

                                        Notes to Portfolios of Investments |  10



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     05/22/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/27/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     05/24/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.